UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____ to _____

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2012 to September 30, 2012.

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period _____ to _____

Date of Report (Date of earliest event reported):
September 30, 2012

Residential Funding Company, LLC
(Exact name of securitizer as specified in its charter)

n/a	0001145701
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Edward Boland,  818-260-1630
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Residential Funding Company, LLC is filing this Form ABS-15G on behalf of itself and its affiliated depositors listed below for the quarterly reporting period July 1, 2012 to September 30, 2012.The following registrants were the depositors of the issuances of asset-backed securities included in this report:

Abbreviation in
Issuing Entity Name	Registrant/Depositor Name

RALI	Residential Accredit Loans, Inc.

RAMP	Residential Asset Mortgage Products, Inc.

RASC	Residential Asset Securities Corporation

RFMSI	Residential Funding Mortgage Securities I, Inc.

RFMSII	Residential Funding Mortgage Securities II, Inc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 14, 2012

Residential Funding Company, LLC
(Securitizer)

By:	/s/ Tim Witten
Name:	Tim Witten
Title:	Vice President, Master Servicing